Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Remaining lease term (up to)	18 years
Lease extension term	10 years
Operating lease right of use asset	$ 57,009	$ 81,952
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Operating lease, liability	$ 92,083	$ 135,215
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Debt	Debt
Present value of lease liabilities	$ 139,574	$ 137,000